JPMorgan Growth Advantage Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL 3000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.15%	14.59%	17.59%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	15.21%	12.13%	17.21%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	15.50%	12.41%	17.52%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	15.78%	12.69%	17.81%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	15.97%	12.86%	17.97%
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.22%	11.23%	16.26%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.48%	10.01%	14.80%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	16.06%	12.97%	18.09%